Employee benefits - Expected Benefit Payments (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Seniority premium | 2026
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	$ 28,938
Seniority premium | 2027
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	9,354
Seniority premium | 2028
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	7,328
Seniority premium | 2029
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	6,182
Seniority premium | 2030
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	12,953
Seniority premium | 2031 onwards
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	34,919
Retirement plan | 2026
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	2,404,063
Retirement plan | 2027
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	258,547
Retirement plan | 2028
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	132,533
Retirement plan | 2029
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	114,640
Retirement plan | 2030
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	491,415
Retirement plan | 2031 onwards
Disclosure of defined benefit plans [line items]
Estimate of benefit payments expected to be paid from defined benefit plan	$ 162,006